INCOME TAX - Reconciles the PRC statutory rates to the Company's effective tax rate (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
INCOME TAX
PRC Income tax statutory rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax rate	(3.00%)	(48.10%)	(10.70%)
Effect of withholding income tax	(28.40%)	17.80%
Non-deductible expenses and others		30.60%	0.10%
Effective tax rate	(6.40%)	25.30%	14.40%